Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation
Share-based compensation expense consists of:

	For the Year
	2012	2011	2010
	(In thousands)
Cash-settled awards	$6,465	$1,095	$6,023
Equity-settled awards	3,059	941	—
Restricted stock	2,154	2,505	3,461
Stock options	3,251	2,526	2,112
	$14,929	$7,067	$11,596

Share-based compensation expense is included in:

	For the Year
	2012	2011	2010
	(In thousands)
General and administrative	$7,144	$3,216	$5,240
Other operating	7,785	3,851	6,356
	$14,929	$7,067	$11,596

In 2012, share-based compensation expense increased principally as a result of increase in our stock price and its impact on cash-settled awards. In 2011, share-based compensation expense decreased principally as a result of a decline in our stock price and its impact on cash-settled awards.
The fair value of awards granted to retirement-eligible employees and expensed at the date of grant was $595,000 in 2012, $654,000 in 2011 and $286,000 in 2010. Unrecognized share-based compensation expense related to non-vested equity-settled awards, restricted stock and stock options is $8,579,000 at year-end 2012. The weighted average period over which this amount will be recognized is estimated to be two years. We did not capitalize any share-based compensation in 2012, 2011 or 2010.
In 2012 and 2011, we withheld 76,727 and 87,357 shares having a value of $1,239,000 and $1,547,000 in connection with vesting of restricted stock awards and exercises of stock options. These shares are accounted for as treasury stock and are reflected in financing activities in our consolidated statements of cash flows.
A summary of awards granted under our 2007 Stock Incentive Plan follows:
Cash-settled awards
Cash-settled awards granted to our employees in the form of restricted stock units or stock appreciation rights generally vest over three to four years from the date of grant and generally provide for accelerated vesting upon death, disability or if there is a change in control. Cash-settled awards granted in 2012 vest over one to three years from the date of grant. Vesting for some restricted stock unit awards is also conditioned upon achievement of a minimum one percent annualized return on assets over a three-year period. Cash-settled stock appreciation rights have a ten-year term, generally become exercisable ratably over four years and provide for accelerated or continued vesting upon retirement, death, disability or if there is a change in control. Stock appreciation rights were granted with an exercise price equal to the market value of our stock on the date of grant.
Cash-settled awards granted to our directors in the form of restricted stock units are fully vested at the time of grant and payable upon retirement.

The following table summarizes the activity of cash-settled restricted stock unit awards in 2012:

	Equivalent Units	Weighted Average Grant Date Fair Value
	(In thousands)	(Per unit)
Non-vested at beginning of period	449	$13.13
Granted	187	16.11
Vested	(286)	10.32
Forfeited	—	—
Non-vested at end of period	350	17.03

The weighted average grant date fair value of our non-vested cash-settled restricted stock unit awards at year-end 2011 was $13.13 for 449,000 equivalent units and at year-end 2010 was $11.88 for 376,000 equivalent units.
The following table summarizes the activity of cash-settled stock appreciation rights in 2012:

	Rights Outstanding (In thousands)	Weighted Average Exercise Price (Per share)	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (Current Value Less Exercise Price) (In thousands)
Balance at beginning of period	895	$11.31	7	$3,986
Granted	—	—
Exercised	(29)	9.29
Forfeited	—	—
Balance at end of period	866	11.38	6	5,256
Exercisable at end of period	618	10.90	6	$4,027

The weighted average exercise price of our cash-settled stock appreciation rights at year-end 2011 was $11.31 for 895,000 awards and at year-end 2010 was $11.28 for 909,000 awards.
The fair value of awards settled in cash was $5,299,000 in 2012, $197,000 in 2011 and $751,000 in 2010. At year-end 2012, the fair value of vested cash-settled awards is $19,071,000 and is included in other liabilities. The aggregate current value of non-vested awards is $7,278,000 at year-end 2012 based on a year-end stock price of $17.33.
Equity-settled awards
Equity-settled awards granted to our employees include restricted stock units (RSU), which vest over or after three years from the date of grant, market-leveraged stock units (MSU), which vest after three years and performance stock units (PSU), which vest after three years from the date of grant if certain performance goals are met. The following table summarizes the activity of equity-settled awards in 2012:

	Equivalent Units	Weighted Average Grant Date Fair Value
	(In thousands)	(Per unit)
Non-vested at beginning of period	159	$20.74
Granted	368	17.01
Vested	(118)	15.17
Forfeited	—	—
Non-vested at end of period	409	18.99

In 2012, we granted a 41,031 performance stock unit award to be settled in common stock upon achievement of the performance goal over the performance measurement period of 3 years. The number of shares to be issued could range from a high of 92,320 shares to a low of no shares issued upon performance.
In 2012, we granted 154,900 MSU awards. These awards will be settled in common stock based upon our stock price performance over three years from the date of grant. The number of shares to be issued could range from a high of 232,370 shares if our stock price increases by 50 percent or more, to a low of 77,460 shares if our stock price decreases by 50 percent, or could be zero if our stock price decreases by more than 50 percent, the minimum threshold performance. MSU awards are valued using a Monte Carlo simulation pricing model, which includes expected stock price volatility and risk-free interest rate assumptions. Compensation expense is recognized regardless of achievement of performance conditions, provided the requisite service period is satisfied.
Unrecognized share-based compensation expense related to non-vested equity-settled awards is $4,351,000 at year-end 2012. The weighted average period over which this amount will be recognized is estimated to be two years.
Restricted stock
Restricted stock awards vest either ratably over or after three years, generally if we achieve a minimum one percent annualized return on assets over such three-year period. The following table summarizes the activity of restricted stock awards in 2012:

	Restricted Shares	Weighted Average Grant Date Fair Value
	(In thousands)	(Per unit)
Non-vested at beginning of period	399	$15.02
Granted	9	15.33
Vested	(197)	12.97
Forfeited	—	—
Non-vested at end of period	211	16.95

The weighted average grant date fair value of our non-vested restricted stock awards at year-end 2011 was $15.02 for 399,000 non-vested restricted shares and at year-end 2010 was $17.56 for 636,000 non-vested restricted shares.
Unrecognized share-based compensation expense related to non-vested restricted stock awards is $585,000 at year-end 2012. The weighted average period over which this amount will be recognized is estimated to be one year.
Stock options
Stock options have a ten-year term, generally become exercisable ratably over four years and provide for accelerated or continued vesting upon retirement, death, disability or if there is a change in control. Options were granted with an exercise price equal to the market value of our stock on the date of grant. The following table summarizes the activity of stock option awards in 2012:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (Current Value Less Exercise Price)
	(In thousands)	(Per share)	(In years)	(In thousands)
Balance at beginning of period	1,284	$22.22	7	$944
Granted	473	15.94
Exercised	—	—
Forfeited	(1)	16.89
Balance at end of period	1,756	20.53	7	1,956
Exercisable at end of period	975	23.66	6	1,079

We estimate the fair value of stock options using the Black-Scholes option pricing model and the following assumptions:

	For the Year
	2012	2011	2010
Expected stock price volatility	60.2%	56.2%	51.0%
Risk-free interest rate	1.3%	2.4%	2.3%
Expected life of options (years)	6	6	6
Weighted average estimated fair value of options at grant date	$9.22	$10.11	$8.98

We have limited historical experience as a stand-alone company so we utilized alternative methods in determining our valuation assumptions. The expected life was based on the simplified method utilizing the midpoint between the vesting period and the contractual life of the awards. In 2012 and 2011, the expected stock price volatility was based on a blended rate utilizing our historical volatility and historical prices of our peers’ common stock for a period corresponding to the expected life of the options. In 2010, the expected stock price volatility was based on historical prices of our peers’ common stock for a period corresponding to the expected life of the options. Pre-vesting forfeitures are estimated based upon the pool of participants and their expected activity and historical trends.
Unrecognized share-based compensation expense related to non-vested stock options is $3,643,000 at year-end 2012. The weighted average period over which this amount will be recognized is estimated to be two years.
Pre-Spin Awards
Certain of our employees participated in Temple-Inland’s share-based compensation plans. In conjunction with our 2007 spin-off, these awards were equitably adjusted into separate awards of the common stock of Temple-Inland and the spin-off entities. As a result of Temple-Inland’s merger with International Paper in first quarter 2012, all outstanding awards on Temple-Inland stock were settled with an intrinsic value of $1,132,000.
Pre-spin stock option awards to our employees to purchase our common stock have a ten-year term, generally become exercisable ratably over four years and provide for accelerated or continued vesting upon retirement, death, disability or if there is a change in control. At year-end 2012, there were 60,000 pre-spin awards outstanding and exercisable on our stock with a weighted average exercise price of $25.21, weighted average remaining term of three years and aggregate intrinsic value of $27,000.
The intrinsic value of options exercised was $64,000 in 2012, $766,000 in 2011 and $578,000 in 2010.